Description of Business	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
DESCRIPTION OF BUSINESS

Fortis Inc. ("Fortis" or the "Corporation") is principally a North American electric and gas utility holding company. Entities within the reporting segments that follow operate with substantial autonomy.

Regulated Utilities

ITC: Primarily comprised of ITC Holdings Corp., ITC Investment Holdings Inc. and the electric transmission operations of its regulated operating subsidiaries, which include International Transmission Company ("ITCTransmission"), Michigan Electric Transmission Company, LLC ("METC"), ITC Midwest LLC ("ITC Midwest"), and ITC Great Plains, LLC. Fortis owns 80.1% of ITC and an affiliate of GIC Private Limited owns a 19.9% minority interest.

ITC owns and operates high-voltage transmission lines in Michigan's lower peninsula and portions of Iowa, Minnesota, Illinois, Missouri, Kansas and Oklahoma.

UNS Energy: Comprised of UNS Energy Corporation, which primarily includes Tucson Electric Power Company ("TEP"), UNS Electric, Inc. ("UNS Electric") and UNS Gas, Inc. ("UNS Gas").

UNS Energy's largest operating subsidiary, TEP, and UNS Electric are vertically integrated regulated electric utilities. They generate, transmit and distribute electricity to retail customers in southeastern Arizona, including the greater Tucson metropolitan area in Pima County and parts of Cochise County, as well as in Santa Cruz and Mohave counties. TEP also sells wholesale electricity to other entities in the western United States. Together they own generation capacity of 3,377 megawatts ("MW"), including 57 MW of solar capacity. Several generating assets in which they have an interest are jointly owned.

UNS Gas is a regulated gas distribution utility serving retail customers in Arizona's Mohave, Yavapai, Coconino, Navajo and Santa Cruz counties.

Central Hudson: Primarily comprised of CH Energy Group, Inc. and Central Hudson Gas & Electric Corporation. Central Hudson is a regulated electric and gas transmission and distribution utility that serves portions of New York State's Mid-Hudson River Valley and owns gas-fired and hydroelectric generating capacity totalling 64 MW.

FortisBC Energy: Primarily comprised of FortisBC Energy Inc., which is the largest regulated distributor of natural gas in British Columbia, providing transmission and distribution services in over 135 communities. FortisBC Energy obtains natural gas supplies primarily from northeastern British Columbia and Alberta on behalf of most customers.

FortisAlberta: FortisAlberta Inc. is a regulated electricity distribution utility operating in a substantial portion of southern and central Alberta. It is not involved in the direct sale of electricity.

FortisBC Electric: Primarily comprised of FortisBC Inc., an integrated regulated electric utility operating in the southern interior of British Columbia. It owns four hydroelectric generating facilities with a combined capacity of 225 MW. It also provides operating, maintenance and management services relating to four hydroelectric generating facilities in British Columbia that are owned by third parties and to the 335-MW Waneta Expansion hydroelectric generating facility ("Waneta Expansion") in which Fortis indirectly holds a 51% controlling interest (Notes 10 and 29).

Other Electric: Comprised of utilities in eastern Canada and the Caribbean, as follows: Newfoundland Power Inc. ("Newfoundland Power"); Maritime Electric Company, Limited ("Maritime Electric"); FortisOntario Inc. ("FortisOntario"); a 49% equity investment in Wataynikaneyap Power Limited Partnership ("Wataynikaneyap Partnership") (Note 11); an approximate 60% controlling interest in Caribbean Utilities Company, Ltd. ("Caribbean Utilities"); FortisTCI Limited and Turks and Caicos Utilities Limited (collectively "FortisTCI"); and a 33% equity investment in Belize Electricity Limited ("BEL") (Note 11).

In January 2019 Fortis reduced its equity investment in Wataynikaneyap Partnership from 49% to 39% to facilitate the inclusion of two additional First Nations communities into the partnership.
Newfoundland Power is an integrated regulated electric utility and the principal distributor of electricity on the island portion of Newfoundland and Labrador with a generating capacity of 139 MW, of which 97 MW is hydroelectric. Maritime Electric is an integrated regulated electric utility and the principal distributor of electricity on Prince Edward Island ("PEI") with on-Island generating capacity of 145 MW. FortisOntario is comprised of three regulated electric utilities that provide service to customers in Fort Erie, Cornwall, Gananoque, Port Colborne and the District of Algoma in Ontario. Wataynikaneyap Partnership is a partnership between 24 First Nations communities and Fortis with a mandate of connecting remote First Nations communities to the electricity grid in Ontario through the development of new transmission lines.

Caribbean Utilities is an integrated regulated electric utility and the sole electricity provider on Grand Cayman with a diesel-powered generating capacity of 161 MW. FortisTCI is comprised of two integrated regulated electric utilities that provide electricity to certain Turks and Caicos Islands and has a diesel-powered generating capacity of 91 MW. BEL is an integrated electric utility and the principal distributor of electricity in Belize.

Non-Regulated

Energy Infrastructure: Primarily comprised of long-term contracted generation assets in British Columbia and Belize, and the Aitken Creek natural gas storage facility ("Aitken Creek"). Generation assets in British Columbia include the Corporation's interest in the Waneta Expansion (Note 10), whose output is sold to British Columbia Hydro and Power Authority ("BC Hydro") and FortisBC Electric under 40-year power purchase agreements ("PPAs"). Generation assets in Belize are comprised of three hydroelectric generating facilities with a combined capacity of 51 MW, conducted through the Corporation's indirectly wholly owned subsidiary Belize Electric Company Limited ("BECOL"). The output is sold to BEL under 50-year PPAs. Fortis indirectly owns 93.8% of Aitken Creek, with the remainder owned by BP Canada Energy Company. Aitken Creek is the only underground natural gas storage facility in British Columbia and has a working gas capacity of 77 billion cubic feet.

Corporate and Other: Captures expense and revenue items not specifically related to any reportable segment and those business operations that are below the required threshold for reporting as separate segments, including net corporate expenses of Fortis and the non-regulated holding company FortisBC Holdings Inc. ("FHI").